Leases (Details) - Schedule of maturities of operating lease liabilities	Mar. 31, 2022 USD ($)
Schedule of maturities of operating lease liabilities [Abstract]
2022 – remaining	$ 524,519
2023	738,690
2024	753,868
2025	747,860
2026	495,994
Thereafter	212,580
Total	3,473,511
Less: imputed interest	(335,682)
Total operating lease liabilities	$ 3,137,829